NET (LOSS) INCOME PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income	¥ (20,716)	$ 173,558	¥ 1,193,311	¥ 164,865
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 9		(450,547)	(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ (20,716)	$ (276,989)	¥ (1,904,422)	¥ 164,865
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic and diluted (loss) income per ordinary share	198,347,168	202,751,277	202,751,277	198,347,168
Basic and diluted net (loss) income per share | ¥ / shares	¥ (0.10)		¥ (9.39)	¥ 0.83
Stock options
Denominator:
Anti-dilutive securities excluded from the calculation of diluted net loss per share		2,679,463	2,679,463
Preferred Stock
Denominator:
Anti-dilutive securities excluded from the calculation of diluted net loss per share		21,857,895	21,857,895